UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2015

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 87.0%
Consumer Discretionary - 4.1%
Greene King PLC	14,950	$190,613
McDonald’s Corp.	2,500	241,375
MDC Partners, Inc.	12,300	257,562
Omnicom Group, Inc.	2,500	189,400
Pearson plc	5,100	103,224
Shaw Communications, Inc.	5,000	114,250
Six Flags Entertainment Corporation	4,500	211,590
Speedway Motorsports, Inc.	5,000	114,500
Target Corporation	2,800	220,724

		1,643,238

Consumer Staples - 8.4%
Altria Group, Inc.	4,500	225,225
Archer-Daniels-Midland Company	1,900	92,872
British American Tobacco PLC	1,800	198,198
Coca Cola Co.	2,900	117,624
ConAgra Foods, Inc.	3,700	133,755
Diageo Plc ADR	1,400	155,428
General Mills, Inc.	4,500	249,030
Imperial Tobacco Group plc	2,100	204,183
Kellogg Corporation	1,500	94,995
Kimberly-Clark Corporation	1,800	197,442
Kraft Foods Group, Inc.	2,900	245,775
Mondelez International, Inc.	6,500	249,405
Nestle SA	1,500	116,430
Philip Morris International, Inc.	1,500	125,205
Procter & Gamble Co.	1,500	119,265
Reckitt Benckiser Group PLC	9,000	161,280
Reynolds American, Inc.	3,200	234,560
Sysco Corporation	5,000	185,150
Walgreens Boots Alliance, Inc.	1,800	149,274
Woolworths Limited	3,300	78,705

		3,333,801

Energy - 8.5%
BP plc	5,300	228,748
Cenovus Energy, Inc.	6,800	127,976
Chevron Corporation	2,550	283,203
China Petroleum & Chemical Corporation	2,860	270,184
Crescent Point Energy Corp.	3,100	80,910
Eni S.p.A. ADR	6,500	249,795
Kinder Morgan, Inc.	2,500	107,375
PetroChina Company Limited	1,700	219,164
Royal Dutch Shell PLC	3,600	228,348
Sasol Ltd. ADR	5,000	201,250
Statoil ASA ADR	9,000	191,070
Suncor Energy, Inc.	6,900	224,940
Teekay Corporation	4,000	198,840
Total SA ADR	4,000	216,400

TransCanada Corp.	6,000	278,520
Williams Companies, Inc.	5,500	281,545

		3,388,268

Financials - 16.3%
Aflac, Inc.	2,600	163,904
Allianz SE	11,000	189,200
Australia and New Zealand Banking Group Limited	7,100	189,428
Aviva plc ADR	22,000	354,640
AXA SA	8,700	219,066
Banco Santander SA	16,376	123,148
Bank of Montreal	2,100	137,130
Bank of Nova Scotia	4,500	248,265
BB&T Corporation	5,800	222,082
Blackrock, Inc.	700	254,758
Blue Capital Holdings Ltd.	4,009	71,200
Calamos Asset Management, Inc.	10,500	129,885
Canadian Imperial Bank of Commerce	1,800	144,504
Charles Schwab Corporation	9,750	297,375
Erie Indemnity Co.	3,000	248,250
Flushing Financial Corporation	11,000	210,760
Horace Mann Educators Corporation	6,000	203,820
HSBC Holdings plc	3,300	163,779
JPMorgan Chase & Co.	4,500	284,670
M & T Bank Corp.	2,000	239,340
Maiden Holdings, Ltd.	17,800	258,634
Manulife Financial Corporation	8,000	145,680
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	175,230
National Australia Bank Limited	7,000	101,220
Northwest Bancshares, Inc.	3,395	41,792
OceanFirst Financial Corp.	7,000	117,460
Old National Bancorp	5,000	68,300
PartnerRe Ltd.	1,800	230,400
SCOR SE	30,000	106,500
State Auto Financial Corp.	10,000	236,200
Svenska Handelsbanken AB	4,000	92,160
Swedbank AB	4,000	92,520
Toronto Dominion Bank	7,000	323,120
T. Rowe Price Group, Inc.	3,000	243,540
Westpac Banking Corporation	5,300	152,958

		6,480,918

Health Care - 5.8%
Astrazeneca PLC	3,200	219,136
Baxter International, Inc.	4,000	274,960
Becton, Dickinson and Company	950	133,827
Bristol-Myers Squibb Company	3,000	191,190
Computer Programs and Systems, Inc.	2,200	115,126
Eli Lilly & Co.	1,400	100,618
GlaxoSmithKline PLC	4,000	184,600
Merck & Co., Inc.	4,500	268,020
Novartis AG	1,600	162,880
Pfizer, Inc.	5,900	200,187
Roche Holding AG	4,500	161,460
Sanofi ADR	5,500	278,025

		2,290,029

Industrials - 8.7%
Aircastle Ltd.	9,500	227,810

Atlantia S.p.A.	13,500	189,675
Caterpillar, Inc.	2,400	208,512
CLARCOR Inc.	2,700	175,500
Covanta Holding Corporation	10,000	202,900
Deere & Company	1,500	135,780
Emerson Electric Co.	1,500	88,245
Fly Leasing Ltd.	15,200	224,504
General Dynamics Corporation	1,500	205,980
General Electric Company	6,000	162,480
Healthcare Services Group, Inc.	3,500	105,945
HNI Corporation	2,000	93,280
Hopewell Highway Infrastructure Limited	800	400
Hopewell Holdings Limited	35,000	134,750
Illinois Tool Works, Inc.	1,300	121,654
Knoll, Inc.	8,600	195,822
Lockheed Martin Corporation	1,000	186,600
Macquarie Infrastructure Company LLC	2,000	165,520
Nielsen N.V.	3,500	157,290
Norfolk Southern Corp.	1,300	131,105
Sydney Airport	11,000	47,410
3M Co.	800	125,112
Vinci SA	10,600	162,074

		3,448,348

Information Technology - 3.9%
Broadridge Financial Solutions, Inc.	4,000	215,680
Electrocomponents plc	27,400	101,928
IAC/InterActiveCorp	3,400	237,388
Intersil Corporation	10,000	133,500
Linear Technology Corporation	3,200	147,616
Maxim Integrated Products, Inc.	7,500	246,225
Microsoft Corporation	4,000	194,560
Paychex, Inc.	3,500	169,365
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	109,980

		1,556,242

Materials - 5.5%
Air Products and Chemicals, Inc.	1,300	186,459
Dow Chemical Company	7,500	382,500
E. I. du Pont de Nemours and Company	3,600	263,520
Freeport-McMoRan, Inc.	6,000	139,620
LyondellBasell Industries NV	2,000	207,040
Monsanto Corporation	1,400	159,544
Nucor Corporation	4,100	200,326
Olin Corporation	8,700	256,911
Potash Corporation of Saskatchewan	6,500	212,160
Sonoco Products Co.	4,500	201,105

		2,209,185

Real Estate Investment Trusts - 10.8%
Agree Realty Corp.	5,000	153,900
Apollo Commercial Real Estate Finance, Inc.	7,000	119,630
Apollo Residential Mortgage, Inc.	7,000	111,020
Associated Estates Realty Corporation	4,500	128,250
CBL & Associates Poperties, Inc.	9,000	162,090
Cherry Hill Mortgage Investment Corporation	6,500	114,335
Chimera Investment Corporation	12,000	182,280
City Office REIT, Inc.	20,000	258,200
Colony Capital, Inc.	8,000	207,280

Corrections Corporation of America	5,000	183,950
Crown Castle International Corp.	1,800	150,354
Digital Realty Trust, Inc.	3,700	234,617
GEO Group, Inc.	6,000	234,000
Government Properties Income Trust	8,400	175,056
Gramercy Property Trust, Inc.	4,000	109,360
Home Properties, Inc.	2,000	147,120
Independence Realty Trust	17,500	161,000
New Senior Investment Group, Inc.	5,000	80,800
PennyMac Mortgage Investment Trust	6,500	136,175
Physicians Realty Trust	7,000	116,200
Plum Creek Timber Company, Inc.	3,400	143,480
Preferred Apartment Communities, Inc.	9,000	99,540
Rayonier, Inc.	4,500	115,155
Redwood Trust, Inc.	7,000	120,330
Ryman Hospitality Properties, Inc.	3,300	190,212
Spirit Realty Capital, Inc.	13,000	146,770
Summit Hotel Properties, Inc.	11,500	151,455
Two Harbors Investment Corp.	14,400	151,200

		4,283,759

Telecommunication Services - 8.1%
A T & T, Inc.	6,500	225,160
BCE, Inc.	7,000	308,770
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	76,923
BT Group plc	2,000	139,760
Millicom International Cellular S.A.	1,900	148,295
MTN Group Limited	10,500	214,410
NTT DOCOMO, Inc. ADR	12,000	212,520
Rogers Communcations, Inc.	4,500	160,695
Singapore Telecommunications Limited	5,000	167,400
Swisscom AG	2,700	160,218
TDC A/S	24,000	182,880
Telefonica Brasil S.A.	5,000	82,100
Telefonica S.A.	11,314	171,520
Telenor ASA	1,500	101,430
TeliaSonera AB	10,000	123,600
Telstra Corporation Limited	7,000	172,340
TELUS Corporation	5,600	193,872
Verizon Communications, Inc.	4,409	222,390
Vodafone Group PLC	5,000	176,000

		3,240,283

Utilities - 6.9%
AGL Resources, Inc.	2,200	110,594
American Electric Power Company, Inc.	2,800	159,236
Centrica PLC	8,500	133,705
CMS Energy Corporation	6,500	220,545
Dominion Resources, Inc.	2,400	172,032
DTE Energy Company	1,500	119,445
Duke Energy Corporation	2,100	162,897
Electricite de France	9,800	49,490
Empresa Nacional de Electricidad SA ADR	4,300	198,316
Enagas SA	3,300	50,952
Exelon Corporation	5,900	200,718
Iberdrola S.A.	1,850	49,562
Laclede Group, Inc.	4,500	233,685
National Grid PLC ADR	2,000	134,860

NextEra Energy, Inc.	1,600	161,488
Pinnacle West Capital Corp.	2,700	165,240
SCANA Corp.	3,000	158,940
SSE PLC	4,100	97,375
United Utilities Group PLC	5,100	151,776

		2,730,856

TOTAL COMMON STOCKS		34,604,927

CORPORATE BONDS & NOTES - 1.3%
Structured Notes - 1.3%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	292,556
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	205,320

TOTAL CORPORATE BONDS & NOTES		497,876

INVESTMENT COMPANIES - 11.3%
Business Development Companies - 1.8%
Ares Capital Corp.	13,000	221,260
FS Investment Corporation	12,500	130,875
Monroe Capital Corporation	13,000	190,450
Triangle Capital Corporation	5,800	139,374
TriplePoint Venture Growth BDC Corp.	3,500	49,315

		731,274

Exchange Traded Funds - 8.2%
Arrow Dow Jones Global Yield ETF	7,000	176,400
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	107,080
Deutsche X-Trackers MSCI Brazil Hedged Equity ETF	3,000	41,787
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	2,000	60,380
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	2,500	57,750
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	204,190
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	105,425
Deutsche X-Trackers MSCI Mexico Hedged Equity ETF	2,000	50,800
iShares Asia/Pacific Dividend ETF	4,500	224,775
iShares Emerging Markets Dividend ETF	5,000	228,000
iShares International Select Dividend ETF	7,000	245,210
iShares MSCI Australia ETF	5,000	116,600
iShares MSCI Pacific ex-Japan ETF	5,200	246,064
iShares MSCI Singapore ETF	10,000	136,800
PowerShares International Dividend Achievers Portfolio	12,950	238,539
SPDR Euro STOXX 50 ETF	6,150	243,663
Vanguard FTSE Europe ETF	4,550	257,166
WisdomTree Europe SmallCap Dividend Fund	4,700	277,347
WisdomTree International Dividend ex-Financials Fund	5,250	240,975

		3,258,951

Money Market Funds - 1.3%
Fidelity Institutional Money Market Portfolio	508,459	508,459

TOTAL INVESTMENT COMPANIES		4,498,684

PREFERRED STOCKS - 0.3%
Real Estate Investment Trusts - 0.3%
Wheeler Real Estate Investment Trust, Inc., 9% Preferred Series B	4,000	97,600

TOTAL PREFERRED STOCKS	97,600

TOTAL INVESTMENTS - 99.9% (cost $33,454,178)	39,699,087
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	59,505

Net Assets - 100.0%	$39,758,592

Cost for federal income tax purposes $33,454,178.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,034,968
Excess of tax cost over value	790,059

Net Appreciation	$6,244,909

*	Non-income producing security.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS - 90.1%
Consumer Discretionary - 16.8%
Autoliv, Inc.	2,500	$296,800
AutoZone, Inc.*	420	282,517
Cabela’s, Inc.*	4,000	210,960
CarMax, Inc.*	4,400	299,684
Chipotle Mexican Grill, Inc.*	400	248,536
Christian Dior SA	1,380	270,935
DIRECTV*	3,500	317,468
Drew Industries, Inc.*	4,700	266,349
DSW, Inc. Class A	8,000	290,160
Gentherm, Inc.*	6,000	316,380
Grupo Televisa S.A.B.	7,000	254,870
Hermes International	875	330,873
Honda Motor Co. Ltd.	8,400	281,652
HSN, Inc.	4,200	262,164
Iconix Brand Group, Inc.*	6,100	160,491
Lear Corporation	3,000	333,090
Liberty Broadband Corporation Class A*	5,300	287,472
Liberty Broadband Corporation Class C*	5,300	287,578
Liberty Global plc Class A*	3,000	156,420
Liberty Global plc Series C*	7,400	373,330
Liberty Interactive Corporation*	8,000	230,080
Liberty Media Corporation Class A*	7,200	276,336
Liberty Media Corporation Class C*	3,200	121,440
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	297,100
Liberty Ventures Series A*	4,637	193,270
LKQ Corporation*	13,100	354,617
Lowe’s Companies, Inc.	3,600	247,896
LVMH Moet Hennessey Louis Vuitton SA	6,200	217,000
Michael Kors Holdings Limited*	3,500	216,510
Naspers Limited	2,000	315,460
Nike, Inc. Class B	3,300	326,172
Nitori Holdings Co., Ltd.*	5,000	385,950
O’Reilly Automotive, Inc.*	1,500	326,745
Outerwall, Inc.*	4,000	265,720
Panera Bread Co.*	1,600	291,968
Publicis Groupe SA	10,500	220,395
Rakuten, Inc.	16,500	293,535
Reed Elsevier NV	5,500	262,625
Sekisui Chemical Co., Ltd.	21,000	282,240
Signet Jewelers Ltd.	2,400	321,912
Starbucks Corporation	6,400	317,312
Starz - A*	10,200	401,166
Thor Industries, Inc.	5,000	300,850
Tractor Supply Company	4,000	344,240
TripAdvisor, Inc.*	2,900	233,421
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,900	287,071
Yue Yuen Industrial (Holdings) Limited	14,500	274,050

		13,132,810

Consumer Staples - 3.6%
Costco Wholesale Corporation	2,300	329,015
Diplomat Pharmacy, Inc.*	7,000	250,740
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	244,323
Fresh Del Monte Produce, Inc.	8,000	295,440
Hain Celestial Group, Inc.*	5,600	337,344
L’Oreal SA	7,000	263,760
Mead Johnson Nutrition Company	3,000	287,760
Nestle SA ADR	2,900	225,098
Pernard Ricard SA	11,000	272,800
SABMiller plc	5,500	293,040

		2,799,320

Financials - 11.3%
ACE Limited	2,500	267,475
Affiliated Managers Group, Inc.*	1,300	293,969
Allied World Assurance Comapny Holdings Ltd.	6,000	246,840
Aon plc	3,400	327,182
Aspen Insurance Holdings Ltd.	6,700	313,091
Axis Capital Holdings Ltd.	5,000	260,300
Bank of China Ltd.	555,000	382,950
Bank of Communications Co. Ltd.	375,000	386,250
Brookfield Asset Management, Inc.	6,000	323,100
Coronation Fund Managers Ltd.	30,000	229,500
FXCM, Inc. Class A	30,500	61,305
Greenlight Capital Re, Ltd.*	7,900	240,081
Hanover Insurance Group, Inc.	4,000	274,280
Henderson Land Development Company Limited	37,500	300,750
HFF, Inc.	8,300	325,277
Leucadia National Corporation	12,500	297,125
Manning & Napier, Inc.	23,000	244,490
Markel Corp.*	400	296,256
Moody’s Corp.	2,500	268,800
Noah Holdings Ltd.*	9,500	321,955
PHH Corporation*	9,000	226,080
Ping An Insurance (Group) Company of China Limited	11,500	330,510
Prudential plc	10,500	262,605
Raymond James Financial, Inc.	5,000	282,650
Remgro Ltd.	11,000	244,750
Safety Insurance Group, Inc.	4,000	232,600
Sampo Oyj	10,600	256,096
Stifel Financial Corp.*	5,000	264,200
Tokio Marine Holdings, Inc.	7,800	320,034
United Overseas Bank Limited	13,000	240,500
Voya Financial, Inc.	6,500	275,210
WisdomTree Investments, Inc.	14,300	272,272

		8,868,483

Health Care - 10.9%
Actavis plc*	1,789	506,037
Aetna, Inc.	2,700	288,549
Akorn, Inc.*	6,500	270,660
Alkermes PLC*	4,000	221,480
Bayer AG	1,700	247,010
Bruker Corporation*	10,800	204,768
Celgene Corporation*	2,100	226,926
Centene Corporation*	5,000	309,950

Essilor International SA	4,200	254,520
ExamWorks Group, Inc.*	6,500	266,175
Express Scripts Holding Company*	3,600	311,040
Fresenius Medical Care AG & Co. KGaA	6,800	285,396
Grifols S.A. ADR	6,600	209,946
ICON PLC*	5,200	334,568
Mallinckrodt PLC*	2,242	253,750
Mylan, Inc.*	4,800	346,848
Novo Nordisk A/S ADR	5,000	281,350
Omnicare, Inc.	3,700	325,526
Omnicell, Inc.*	7,000	248,710
OraSure Technologies, Inc.*	32,500	204,750
Perrigo Company plc	992	181,814
Regeneron Pharmaceuticals, Inc.*	700	320,222
Roche Holding AG	6,000	215,280
Sinopharm Group Co.	60,500	287,980
Sirona Dental Systems, Inc.*	2,800	259,700
STERIS Corporation	4,500	299,250
Thoratec Corporation*	6,300	252,693
UCB SA	2,800	202,048
Universal American Corp.	29,000	289,710
Valeant Pharmaceuticals International, Inc.*	1,500	325,395
VCA, Inc.*	6,500	331,305

		8,563,356

Industrials - 20.7%
Aircastle Ltd.	14,000	335,720
Allegion PLC*	5,100	311,865
Allison Transmission Holdings, Inc.	9,000	276,120
A.P. Moeller-Maersk A/S	24,200	241,032
Argan, Inc.	8,100	261,711
Ashtead Group Plc	3,900	274,560
Assa Abloy AB	9,100	263,809
B/E Aerospace, Inc.*	3,000	179,370
Canadian National Railway Company	3,800	245,176
Canadian Pacific Railway Limited	1,500	285,870
China Communications Construction Company Ltd.	13,700	530,875
C.H. Robinson Worldwide, Inc.	4,000	257,560
CIRCOR International, Inc.	3,300	180,312
CLARCOR, Inc.	4,500	292,500
Colfax Corporation*	6,200	307,458
Columbus McKinnon Corporation*	10,000	253,600
Copart, Inc.*	7,000	248,990
Danaher Corporation	3,100	253,828
Donaldson Company, Inc.	4,500	168,165
Embraer SA ADR	6,500	202,670
Fluor Corporation	2,900	174,406
Fortune Brands Home & Security, Inc.	6,500	289,900
GEA Group AG	4,700	226,728
Generac Holdings, Inc.*	5,000	208,450
Hexcel Corp.*	5,900	295,885
Honeywell International, Inc.	2,600	262,392
Hutchison Whampoa Limited	9,800	287,532
IDEX Corporation	3,300	247,533
Ingersoll-Rand plc	3,400	223,856
KLX, Inc.*	6,500	272,415
Landstar Systems, Inc.	4,300	267,933
Mathews International Corporation	6,000	291,180

Middleby Corporation*	3,300	334,422
Mobile Mini, Inc.*	6,100	235,094
Mueller Industries, Inc.	9,200	322,368
Nippon Yusen Kabushiki Kaisha	45,000	283,500
Nordson Corporation	3,500	278,775
Pentair PLC	4,500	279,675
PGT, Inc.*	28,500	322,620
Precision Castparts Corp.	1,150	237,694
Quanex Building Products Corporation	14,000	270,200
Quanta Services, Inc.*	8,000	231,280
Rockwell Collins, Inc.	3,400	330,922
Schneider Electric SE	16,000	237,920
Secom Co. Ltd.	16,000	282,400
Sensata Technologies Holdings N.V.*	6,500	358,865
SGS SA	11,300	219,107
Simpson Manufacturing Co., Inc.	7,100	232,738
SMC Corporation	900	272,619
Teledyne Technologies, Inc.*	3,000	314,910
Toro Company	4,500	301,680
Towers Watson & Co.	2,300	291,882
TriMas Corporation*	7,700	216,909
TriNet Group, Inc.	7,000	245,140
U.S. Ecology, Inc.	6,500	304,915
Viad Corp.	10,000	265,700
Wabash National Corporation*	17,300	242,546
Wabtec Corp.	3,600	338,580
Waste Connnections, Inc.	6,000	284,460
Woodward, Inc.	5,500	258,775

		16,215,097

Information Technology - 17.9%
Accenture plc	3,600	333,540
Alibaba Group Holding Ltd.*	3,000	243,870
Alliance Data Systems Corporation*	1,000	297,310
Amadeus IT Holding SA	6,100	278,160
Amdocs Ltd.	5,000	275,350
Apple, Inc.	2,500	312,875
Automatic Data Processing, Inc.	3,500	295,890
Baidu, Inc.*	1,100	220,308
Benefitfocus, Inc.*	7,000	241,850
CACI International, Inc. Class A*	3,100	273,544
Cadence Design Systems, Inc.*	14,300	266,695
Cardtronics, Inc.*	6,500	245,245
CDK Global, Inc.	5,500	263,560
CDW Corporation of Delaware	8,000	306,560
Cielo SA	17,856	245,699
Criteo SA*	7,000	290,220
eBay, Inc.*	3,500	203,910
Electronic Arts, Inc.*	4,500	261,405
Ellie Mae, Inc.*	5,300	291,500
Facebook, Inc.*	3,300	259,941
Factset Research Systems, Inc.	2,000	314,780
Fleetmatics Group PLC*	6,700	305,386
Fortinet, Inc.*	7,700	290,598
Genpact Limited*	12,000	262,320
Google, Inc. Class A*	250	137,193
Google, Inc. Class C*	250	134,335
Harris Corp.	3,600	288,864

Hexagon AB	7,450	276,693
Infosys Limited	7,000	216,860
Intel Corporation	8,400	273,420
Intuit, Inc.	3,000	300,990
IPG Photonics Corporation*	2,800	248,024
j2 Global, Inc.	5,100	353,787
Lenovo Group Limited	10,500	359,205
Littlefuse, Inc.	2,700	264,573
Mentor Graphics Corp.	10,400	248,872
Mobileye N.V.*	8,500	381,310
Nintendo Co., Ltd.	18,300	385,089
OmniVision Technologies, Inc.*	10,000	278,950
Oracle Corp.	6,200	270,444
Palo Alto Networks, Inc.*	1,600	236,352
PTC, Inc.*	6,500	249,210
SAP SE	3,400	257,346
Silicon Motion Technology Corporation	9,300	272,583
Skyworks Solutions, Inc.*	3,000	276,750
Synchronoss Technologies, Inc.*	5,000	229,400
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	244,400
Take-Two Interactive Software, Inc.*	11,500	272,550
Tokyo Electron Limited	16,500	225,225
Vantiv, Inc.*	6,500	254,150
WebMD Health Corp.*	6,500	286,975
Wipro Limited	19,400	222,518

		14,026,584

Materials - 7.4%
Agrium, Inc.	2,500	259,075
Air Liquide SA	10,000	261,000
CF Industries Holdings, Inc.	850	244,350
Compass Minerals International, Inc.	3,200	282,656
Domnion Diamond Corporation	16,000	315,360
Eagle Materials, Inc.	3,800	316,882
Eastman Chemical Company	3,500	266,770
Fibria Celulose S.A.*	24,500	343,245
FMC Corp.	5,500	326,205
Givaudan SA	7,100	266,889
Headwaters, Inc.*	16,500	290,070
H.B. Fuller Company	5,200	217,204
Holcim, Ltd.*	17,000	273,530
Minerals Technologies, Inc.	3,500	237,055
NewMarket Corp.	600	268,140
Novozymes A/S	5,700	264,138
PPG Industries, Inc.	1,300	288,028
Praxair, Inc.	2,000	243,860
Sealed Air Corporation	5,500	250,800
Steel Dynamics, Inc.	11,100	245,643
Stora Enso Oyj	28,000	293,440

		5,754,340

Real Estate Investment Trusts - 0.3%
GEO Group, Inc.	6,900	269,100

Telecommunication Services - 1.2%
Chunghwa Teleccom Co., Ltd.	8,500	273,530
Iridium Communications, Inc.*	32,000	325,440
KDDI Corporation	12,000	302,400

		901,370

TOTAL COMMON STOCKS		70,530,460

INVESTMENT COMPANIES - 11.2%
Exchange Traded Funds - 9.4%
BLDRS Europe 100 ADR Index Fund	10,000	238,300
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	294,470
First Trust Canada AlphaDEX Fund	8,000	256,253
First Trust Europe AlphaDEX Fund	9,000	286,740
First Trust Switzerland AlphaDEX Fund	7,000	294,280
Guggenheim China All-Cap ETF	9,000	303,134
iShares Core MSCI Emerging Markets ETF	5,500	285,120
iShares Latin American 40 ETF	6,500	209,300
iShares MSCI EAFE Growth ETF	3,500	253,365
iShares MSCI EAFE Small Cap ETF	5,500	283,745
iShares MSCI Emerging Markets Growth ETF	5,000	297,850
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	292,434
iShares MSCI Frontier 100 ETF	10,000	310,000
iShares MSCI Israel Capped ETF	5,100	263,466
iShares MSCI Japan Small Cap ETF	4,500	260,280
iShares MSCI Kokusai ETF	4,600	259,072
iShares MSCI Malaysia ETF	16,000	217,760
iShares MSCI Thailand Capped ETF	3,000	236,340
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	251,196
Schwab Emerging Markets Equity ETF	13,300	347,795
SPDR S&P Emerging Markets SmallCap ETF	7,000	332,010
Vanguard FTSE All World ex-U.S. ETF	6,000	306,240
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,500	262,000
Vanguard FTSE Emerging Markets ETF	5,500	241,285
Vanguard FTSE Europe ETF	4,500	254,340
Vanguard MSCI Pacific ETF	4,000	253,600
WisdomTree International SmallCap Dividend Fund	4,500	280,800

		7,371,175

Money Market Funds - 1.8%
Fidelity Institutional Money Market Portfolio	1,424,997	1,424,997

TOTAL INVESTMENT COMPANIES		8,796,172

TOTAL INVESTMENTS - 101.3% (cost $60,172,577)		79,326,632
LIABILITIES IN EXCESS OF OTHER ASSETS - 1.3%		(1,018,189)

Net Assets - 100.0%		$78,308,443

Cost for federal income tax purposes $60,172,577.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$20,169,537
Excess of tax cost over value	1,015,482

Net Appreciation	$19,154,055

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2015

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 24.5%
Consumer Discretionary - 0.4%
New Media Investment Group, Inc.	125,000	$2,891,250
Wynn Resorts Limited	7,800	866,346

		3,757,596

Consumer Staples - 0.2%
Orkla ASA	120,000	936,000
Philip Morris International, Inc.	15,000	1,252,050

		2,188,050

Energy - 4.0%
Baker Hughes, Inc.	20,000	1,369,200
BP plc	103,000	4,445,480
Chevron Corporation	38,500	4,275,810
ConocoPhillips	31,000	2,105,520
HollyFrontier Corporation	10,000	387,800
Kinder Morgan, Inc.	25,000	1,073,750
Royal Dutch Shell PLC	78,000	4,947,540
Schlumberger Limited	11,700	1,106,937
Ship Finance International Ltd.	130,000	2,048,800
Teekay Corporation	30,000	1,491,300
Total SA ADR	82,000	4,436,200
Williams Companies, Inc.	120,000	6,142,800

		33,831,137

Financials - 3.4%
Arthur J. Gallagher & Co.	22,500	1,076,175
BGC Partners, Inc. Class A	82,000	822,870
Blue Capital Reinsurance Holdings Ltd.	10,000	177,600
CME Group, Inc.	20,000	1,818,200
Compass Diversified Holdings	504,000	8,678,880
Ellington Financial LLC	425,600	8,563,072
HSBC Holdings plc	30,000	1,488,900
Lazard Ltd.	20,000	1,060,600
Maiden Holdings, Ltd.	200,000	2,906,000
Old Republic International Corporation	58,500	894,465
Validus Holdings Ltd.	30,000	1,254,900

		28,741,662

Health Care - 0.6%
AbbVie, Inc.	20,000	1,293,200
AstraZeneca PLC	10,000	684,800
GlaxoSmithKline PLC	35,000	1,615,250
Merck & Co., Inc.	21,200	1,262,672

		4,855,922

Industrials - 1.1%
Fly Leasing Ltd.	231,500	3,419,255
General Electric Company	80,000	2,166,400
Smiths Group plc	70,000	1,225,700
Student Transportation, Inc.	420,000	2,368,800

		9,180,155

Information Technology - 0.9%
Cisco Systems, Inc.	20,300	585,249
Intel Corporation	20,000	651,000
Intersil Corporation	90,000	1,201,500
Maxim Integrated Products, Inc.	31,000	1,017,730
Microsoft Corporation	14,600	710,144
QUALCOMM, Inc.	48,000	3,264,000

		7,429,623

Materials - 1.5%
Dow Chemical Company	90,000	4,590,000
E. I. du Pont de Nemours and Company	48,000	3,513,600
International Paper Company	11,000	590,920
LyondellBasell Industries NV	10,700	1,107,664
Potash Corporation of Saskatchewan	60,000	1,958,400
The Mosaic Company	25,000	1,100,000

		12,860,584

Real Estate Investment Trusts - 11.3%
A G Mortgage Investment Trust, Inc.	400,000	7,688,000
Apollo Commercial Real Estate Finance, Inc.	340,000	5,810,600
Apollo Residential Mortgage, Inc.	82,500	1,308,450
Arbor Realty Trust, Inc.	60,000	411,600
Ares Commercial Real Estate Corp.	10,000	113,500
Blackstone Mortgage Trust, Inc. - Class A	190,000	5,838,700
Bluerock Residential Growth REIT, Inc.	76,382	1,044,906
Cherry Hill Mortgage Investment Corporation	124,166	2,184,080
Chimera Investment Corporation	770,000	11,696,300
City Office REIT, Inc.	120,000	1,549,200
Independence Realty Trust	377,000	3,468,400
New Residential Investment Corp.	1,260,000	21,470,400
New Senior Investment Group, Inc.	30,000	484,800
NorthStar Realty Finance Corp.	30,000	562,800
One Liberty Properties, Inc.	48,517	1,090,662
Starwood Property Trust, Inc.	400,000	9,604,000
Two Harbors Investment Corp.	1,350,000	14,175,000
ZAIS Financial Corp.	420,000	7,240,800

		95,742,198

Telecommunication Services - 1.1%
AT&T, Inc.	110,000	3,810,400
BCE, Inc.	25,000	1,102,750
Verizon Communications, Inc.	60,000	3,026,400
Vodafone Group PLC	34,000	1,196,800

		9,136,350

TOTAL COMMON STOCKS		207,723,277

CONVERTIBLE SECURITIES - 0.2%
Financial - 0.2%
ZAIS Financial Partners, L.P., 8% Exchangeable Senior Notes, due 11/15/2016	$1,350,000	1,404,000

CORPORATE BONDS & NOTES - 38.4%
Basic Materials - 3.7%
A K Steel Corporation, 7.625%, due 5/15/2020	$2,719,000	2,372,328
A K Steel Corporation, 7.625%, due 10/1/2021	$4,000,000	3,320,000
Barminco Finance Pty Limited, 9%, due 6/1/2018	$2,000,000	1,922,500
Cobre Del Mayo SA de CV, 10.75%, due 11/15/2018	$4,000,000	3,360,000

FMG Resources August 2006 Pty Ltd., 6%, due 4/1/2017	$500,000	517,563
IAMGOLD Corporation, 6.75%, due 10/1/2020	$7,500,000	6,450,000
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$2,000,000	2,062,500
Magnetation LLC, 11%, due 5/15/2018	$1,902,000	489,765
Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	1,489,750
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	154,500
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$1,890,000	1,830,938
Tembec Industries, Inc., 9%, due 12/15/2019	$2,000,000	2,045,000
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$5,000,000	4,350,000
Verso Paper Holdings LLC, 11.75%, due 1/15/2019	$1,500,000	1,320,000

		31,684,844

Business Development Companies - 1.7%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	83,109	2,120,119
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	50,455	1,299,721
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	180,305	4,597,778
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	137,701	3,556,817
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	97,200	2,473,740

		14,048,175

Communications - 4.1%
Affinion Group, Inc., 7.875%, due 12/15/2018	$2,500,000	1,578,125
Avanti Communications Group PLC, 10%, due 10/1/2019	$4,500,000	4,297,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	5,083,750
Axtel SAB de CV, 8%, due 1/31/20	$600,000	579,000
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,412,500
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	1,925,000
EarthLink Holdings Corp., 8.875%, due 5/15/2019	$4,500,000	4,702,500
Goodman Networks, Inc., 12.125%, due 7/1/2018	$2,000,000	1,870,000
HC2 Holdings, Inc., 11%, due 12/1/2019	$2,000,000	2,060,000
Mood Media Corp., 9.25%, due 10/15/2020	$2,500,000	2,143,750
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,625,000
Sprint Corporation, 7.25%, due 9/15/2021	$1,000,000	1,006,250
Sprint Corporation, 7.875%, due 9/15/2023	$1,658,000	1,668,363
Windstream Corporation, 7.75%, due 10/1/2021	$3,000,000	2,962,500

		34,914,238

Consumer Cyclical - 3.6%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$400,000	416,500
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	1,027,500
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,307,280
Greektown Holdings LLC, 8.875%, due 3/15/2019	$4,000,000	4,250,000
Golden Nugget Escrow, Inc., 8.5%, due 12/1/21	$3,000,000	3,180,000
Icon Health & Fitness, Inc., 11.875%, due 10/15/2016	$4,840,000	4,852,100
PF Chang’s China Bistro, Inc., 10.25%, due 6/30/2020	$1,000,000	1,037,500
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$1,967,000	1,858,815
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	5,087,500
UCI International, Inc., 8.625%, due 2/15/19	$5,000,000	4,500,000

		30,517,195

Consumer Non-cyclical - 4.2%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$3,700,000	3,803,600
Camposol SA, 9.875%, due 2/2/2017	$2,000,000	2,004,400
DynCorp International, Inc., 10.375%, due 7/1/2017	$2,250,000	1,935,000
Harland Clarke Holdings Corp., 9.25%, due 3/1/2021	$3,950,000	3,866,063
Innovation Ventures LLC, 9.5%, due 8/15/2019	$5,000,000	5,175,000
Lantheus Medical Imaging, Inc., 9.75%, due 5/15/2017	$5,662,000	5,584,148
Roundy’s Supermarkets, Inc., 10.25%, due 12/15/2020	$2,500,000	2,237,500
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$3,500,000	3,434,375
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$2,000,000	2,052,500
Vantage Oncology LLC, 9.5%, due 6/15/2017	$5,500,000	5,472,500

		35,565,086

Energy - 2.0%
Bill Barrett Corporation, 5.625%, due 10/1/2019	$200,000	195,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 4/15/2020	$2,750,000	2,517,955
Lonestar Resources America, Inc., 8.75%, due 4/15/2019	$3,250,000	2,600,000
Ocean Rig, Inc., 7.25%, due 4/1/2019	$3,000,000	2,032,500
Scorpio Tankers, Inc., 7.5% Senior Notes, due 10/15/2017	40,000	1,024,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	40,000	984,000
Seitel, Inc., 9.5%, due 4/15/2019	$6,200,000	5,518,000
Vanguard Natural Resources, LLC/VNR Finance Corp., 7.875%, due 4/1/2020	$2,000,000	1,995,000

		16,866,955

Financial - 4.4%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,676,720
Capitala Finance Corp., 7.125% Senior Notes, due 6/16/2021	67,580	1,746,267
CNG Holdings, Inc., 9.375%, due 5/15/2020	$5,500,000	3,987,500
Creditcorp, 12%, due 7/15/2018	$1,000,000	890,000
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,955,000
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	124,347	3,139,762
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	39,500	1,009,620
Hunt Companies, Inc., 9.625%, due 3/1/2021	$4,250,000	4,515,625
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,900,000
Jefferies Finance LLC, 7.5%, due 4/15/2021	$4,000,000	3,948,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, due 10/1/2020	$2,000,000	2,067,500
Prospect Holding Co. LLC, 10.25%, due 10/1/2018	$2,000,000	1,440,000
Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	995,600
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	992,000

		37,263,594

Industrial - 4.4%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$5,500,000	5,452,700
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$2,250,000	2,261,250
Brundage-Bone Concrete Pumping, Inc., 10.375%, due 9/1/2021	$500,000	525,000
CEVA Group PLC, 9%, due 9/1/2021	$1,970,000	1,942,913
Eletson Holdings, 9.625%, due 1/15/2022	$1,000,000	982,500
Erickson, Inc., 8.25%, due 5/1/2020	$4,701,000	3,819,563
Euramax International, Inc., 9.5%, due 4/1/2016	$4,500,000	4,297,500
Global Ship Lease, Inc., 10%, due 4/1/2019	$4,905,000	5,174,775
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,127,500
McDermott International, Inc., 8%, due 5/1/2021	$2,000,000	1,759,376
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$3,000,000	3,041,250
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	20,000	466,400
Techniplas LLC, 10%, due 5/1/2020	$750,000	776,250
Tempel Steel Company, 12%, due 8/15/2016	$4,500,000	3,847,500

		37,474,477

Real Estate Investment Trusts - 0.7%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	50,000	1,257,500
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	50,000	1,249,000
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,410,000
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	40,000	1,042,000
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	40,000	1,034,000

		5,992,500

Structured Notes - 9.0%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,000,000	3,819,200
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	3,011,650

Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,000,000	1,948,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,914,600
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	3,894,352
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,974,800
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,790,800
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,916,000
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,711,700
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	4,105,800
Credit Suisse AG, 9.75% Contingent Coupon Callable Yield Notes, due 6/30/2020	$3,000,000	2,771,100
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 7/10/2020	$2,000,000	1,607,400
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 8/13/2021	$1,000,000	755,500
Credit Suisse AG, 12.5% Contingent Coupon Callable Yield Notes, due 9/21/2020	$1,500,000	1,255,950
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,708,800
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,515,200
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,735,130
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,106,400
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,021,300
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index, Variable Rate, due 8/30/2028	$3,000,000	2,790,000
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index, Variable Rate, due 6/28/2028	$3,000,000	2,976,900
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,097,050
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,756,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,959,800
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,947,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,943,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$5,000,000	4,690,000

		76,724,432

Technology - 0.6%
Rolta LLC, 10.75%, due 5/16/2018	$5,537,000	4,817,190

TOTAL CORPORATE BONDS & NOTES		325,868,686

INVESTMENT COMPANIES - 35.0%
Business Development Companies - 21.9%
Alcentra Capital Corporation	80,000	1,100,800
American Capital Senior Floating, Ltd.	300,000	4,026,000
Ares Capital Corporation	550,000	9,361,000
Apollo Investment Corporation	1,650,000	13,200,000
BlackRock Capital Investment Corporation	975,000	8,911,500
Capitala Finance Corp.	478,000	8,455,820
CM Finance, Inc.	173,534	2,412,123
Fidus Investment Corp.	514,405	8,564,843
Fifth Street Senior Floating Rate Corp.	330,000	3,567,300
FS Investment Corporation	925,000	9,684,750
Garrison Capital, Inc.	377,925	5,691,551
Golub Capital BDC, Inc.	461,000	8,095,160
Harvest Capital Credit Corporation	175,700	2,329,782
Hercules Technology Growth Capital, Inc.	525,000	7,297,500
Main Street Capital Corporation	265,000	8,302,450
Monroe Capital Corporation	170,000	2,490,500
New Mountain Finance Corporation	475,000	7,096,500
PennantPark Floating Rate Capital Ltd.	256,058	3,669,311
PennantPark Investment Corp.	435,000	4,097,700
Prospect Capital Corporation	945,000	7,890,750
Solar Capital Ltd.	565,500	11,174,280
Solar Senior Capital Ltd.	118,350	1,917,270
Stellus Capital Investment Corp.	314,700	3,936,897
TCP Capital Corp.	632,457	10,075,040
THL Credit, Inc.	730,000	8,971,700
TPG Specialty Lending, Inc.	405,000	7,354,800
Triangle Capital Corporation	420,000	10,092,600
WhiteHorse Finance, Inc.	503,099	6,414,512

		186,182,439

Closed End Funds - Equity - 0.5%
Liberty All-Star Equity Fund	178,600	1,043,024
Neuberger Berman Real Estate Securities Income Fund, Inc.	120,000	615,600
Tri-Continental Corporation	100,239	2,183,205

		3,841,829

Closed End Funds - Fixed Income - 11.3%
Aberdeen Global Income Fund, Inc.	36,000	346,680
AllianceBernstein Global High Income Fund, Inc.	290,000	3,651,100
Ares Dynamic Credit Allocation Fund	195,442	3,181,796
Ares Multi-Strategy Credit Fund, Inc.	59,013	1,193,833
Avenue Income Credit Strategies Fund	121,800	1,878,156
BlackRock Corporate High Yield Fund, Inc.	135,000	1,537,650
BlackRock Credit Allocation Income Trust	145,000	1,963,300
BlackRock Debt Strategies Fund, Inc.	605,000	2,299,000
BlackRock Floating Rate Income Strategies Fund, Inc.	15,000	209,700
BlackRock Limited Duration Income Trust	233,000	3,753,630
BlackRock Multi-Sector Income Trust	110,000	1,934,900
Brookfield High Income Fund, Inc.	205,000	1,842,950
Diversified Real Asset Income Fund	249,000	4,551,720
DWS High Income Trust	180,000	1,641,600
DWS Multi-Market Income Trust	326,899	2,778,642
DWS Strategic Income Trust	77,513	906,127
Eaton Vance Floating-Rate Income Trust	104,000	1,536,080
Eaton Vance Limited Duration Income Fund	425,000	6,196,500
Eaton Vance Senior Income Trust	85,000	556,750

First Trust/Aberdeen Global Opportunity Income Fund	46,000	544,640
First Trust High Income Long/Short Fund	70,000	1,158,500
First Trust Senior Floating Rate Income Fund II	105,000	1,453,200
Invesco Dynamic Credit Opportunities Fund	340,000	4,158,200
Invesco High Income Trust II	105,000	1,587,600
Invesco Senior Income Trust	370,000	1,742,700
Ivy High Income Opportunity Fund	120,000	1,980,000
KKR Income Opportunities Fund	75,000	1,234,500
Legg Mason BW Global Income Opportunities Fund, Inc.	37,550	612,065
LMP Corporate Loan Fund, Inc.	115,000	1,296,050
Managed High Yield Plus Fund, Inc.	860,000	1,625,400
MFS Intermediate High Income Fund	264,000	736,824
Morgan Stanley Emerging Markets Debt Fund, Inc.	22,000	211,200
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,581,290
New America High Income Fund, Inc.	355,000	3,258,900
Nuveen Flexible Investment Income Fund	41,800	723,558
Nuveen Global High Income Fund	128,000	2,215,680
Nuveen Mortgage Opportunity Term Fund	27,400	631,844
Nuveen Mortgage Opportunity Term Fund 2	22,741	512,810
Nuveen Preferred & Income Term Fund	60,000	1,419,600
Nuveen Senior Income Fund	435,000	2,936,250
Oxford Lane Capital Corporation	20,000	300,200
Templeton Emerging Markets Income Fund	50,000	560,000
Virtus-Newfleet Global Multi-Sector Income Fund	66,200	1,114,146
Wells Fargo Advantage Income Opportunities Fund	370,000	3,304,100
Wells Fargo Advantage Multi-Sector Income Fund	83,000	1,127,970
Western Asset Global High Income Fund, Inc.	110,000	1,234,200
Western Asset Global Corporate Defined Opportunity Fund, Inc.	117,000	2,123,550
Western Asset Global Partners Income Fund, Inc.	140,000	1,363,600
Western Asset High Income Fund II, Inc.	260,000	2,119,000
Western Asset High Income Opportunity Fund, Inc.	610,000	3,287,900
Western Asset High Yield Defined Opportunity Fund, Inc.	215,000	3,549,650
Western Asset Managed High Income Fund, Inc.	52,775	273,902
Western Asset Mortgage Defined Opportunity Fund, Inc.	16,900	411,177
Western Asset Worldwide Income Fund, Inc.	64,000	750,080

		96,100,400

Exchange Traded Funds - 0.2%
iShares iBoxx $ High Yield Corporate ETF	22,000	2,001,780

Money Market Funds - 1.1%
Fidelity Institutional Money Market Portfolio	9,311,513	9,311,513

TOTAL INVESTMENT COMPANIES		297,437,961

PREFERRED STOCKS - 1.8%
Energy - 0.2%
Legacy Reserves LP 8% Preferred Series B	92,307	2,005,831

Financial - 0.5%
CYS Investments, Inc. 7.75% Preferred Series A	40,000	1,002,000
EverBank Financial Corp. 6.75% Preferred Series A	20,000	505,200
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,239,000
Oxford Lane Capital Corp. 7.5% Preferred	60,000	1,498,800
Oxford Lane Capital Corp. 8.125% Preferred	14,000	353,220

		4,598,220

Industrial - 0.3%
Diana Shipping, Inc. 8.75% Preferred Series B	20,000	502,000
Navios Maritime Holdings, Inc. 8.625% Preferred Series H	37,000	795,500
Navios Maritime Holdings, Inc. 8.75% Preferred	40,000	886,000

		2,183,500

Real Estate Investment Trusts - 0.8%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	1,023,600
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	751,500
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	671,125
Five Oaks Investment Corp., 8.75% Preferred	4,000	101,520
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	246,400
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	746,400
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	795,900
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,326,500
Resource Capital Corporation, 8.25% Preferred	30,000	687,000
Resource Capital Corporation, 8.625% Preferred	10,000	231,400

		6,581,345

TOTAL PREFERRED STOCKS		15,368,896

TOTAL INVESTMENTS - 99.9% (cost $858,374,611)		847,802,820
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		735,294

Net Assets - 100.0%		$848,538,114

Cost for federal income tax purposes $858,402,202.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$28,037,263
Excess of tax cost over value	38,636,645

Net Appreciation	($10,599,382)

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2015

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS & NOTES - 52.4%
Basic Materials - 2.7%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	$202,286
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$300,000	309,375
Olin Corporation, 5.5%, due 8/15/2022	$140,000	144,900
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	41,200

		697,761

Business Development Companies - 11.8%
Fifth Street Finance Corp., 5.875% Senior Notes, due 10/30/2024	8,500	211,480
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	127,551
Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	308,760
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	437,920
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	167,640
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	255,000
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	15,000	377,550
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	258,300
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,760
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	51,000
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	101,920
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	12,500	316,875
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	16,000	407,200

		3,071,956

Communications - 3.2%
Avaya, Inc., 9%, due 4/1/2019	$200,000	207,500
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	108,750
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	209,000
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	103,233
Sprint Corporation, 7.875%, due 9/15/2023	$200,000	201,250

		829,733

Consumer Cyclical - 5.9%
Commercial Vehicle Group, Inc., 7.875%, due 4/15/2019	$270,000	281,138
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$300,000	342,000
Golden Nugget Escrow, Inc., 8.5%, due 12/1/2021	$204,000	216,240
International Game Technology, 7.5%, due 6/15/2019	$100,000	106,892
Quapaw Downstream Development Authority, 10.5%, due 7/1/2019	$200,000	189,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	407,000

		1,542,270

Consumer Non-cyclical - 3.5%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	308,400
Avon Products, Inc., 4.2%, due 7/15/2018	$100,000	95,500
BioScrip, Inc., 8.875%, due 2/15/2021	$25,000	22,531
21st Century Oncology, Inc., 8.875%, due 1/15/2017	$300,000	307,875
Wells Enterprises, Inc., 6.75%, due 2/1/2020	$178,000	182,450

		916,756

Energy - 7.9%
Compagnie Generale de Geophysique-Veritas, 7.75%, due 5/15/2017	$33,000	32,505
EV Energy Partners L.P., 8%, due 4/15/2019	$400,000	386,000
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$400,000	416,500

Linn Energy, LLC, 6.25%, due 11/1/2019	$400,000	340,000
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	8,000	208,960
PetroQuest Energy, Inc., 10%, due 9/1/2017	$400,000	349,000
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	4,000	98,400
Seitel, Inc., 9.5%, due 4/15/2019	$135,000	120,150
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	89,625

		2,041,140

Financial - 6.4%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	322,400
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	102,750
GFI Group, Inc., 8.375%, due 7/19/2018	$50,000	55,875
KCG Holdings, Inc., 6.875%, due 3/15/2020	$300,000	288,000
Nationstar Mortgage LLC, 6.5%, due 8/1/2018	$300,000	306,375
Prudential Financial, Inc., 5.875%, due 9/15/2042	$250,000	272,500
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	327,767

		1,675,667

Industrial - 2.2%
Scorpio Bulkers, Inc., 7.5% Senior Notes, due 9/15/2019	4,000	93,280
Seaspan Corporation, 6.375% Senior Notes, due 4/30/2019	4,000	100,840
Tervita Corporation, 8%, due 11/15/2018	$200,000	186,500
Triumph Group, Inc., 4.875%, due 4/1/2021	$200,000	199,000

		579,620

Real Estate Investment Trusts - 0.9%
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	4,000	99,920
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	129,250

		229,170

Structured Notes - 6.7%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$100,000	95,480
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$100,000	97,410
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	98,060
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	99,510
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/21/2016	$200,000	196,620
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$200,000	189,540
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 6/30/2020	$100,000	92,370
JPMorgan Chase Bank, Callable Yield Equity Linked-Notes, Variable Rate, due 3/21/2016	$200,000	197,900
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 10/3/2016	$100,000	98,360
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	205,320
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$100,000	91,880
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$300,000	281,400

		1,743,850

Technology - 1.2%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$200,000	214,250
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$100,000	99,594

		313,844

TOTAL CORPORATE BONDS & NOTES		13,641,767

INVESTMENT COMPANIES - 46.1%
Closed End Funds - 19.9%
AllianceBernstein Global High Income Fund, Inc.	9,000	113,310
BlackRock Debt Strategies Fund, Inc.	27,100	102,980
BlackRock Floating Rate Income Strategies Fund, Inc.	15,000	209,700
BlackRock Global Floating Rate Income Trust Fund	16,000	216,000
BlackRock Limited Duration Income Trust	7,200	115,992
Blackstone/GSO Long-Short Credit Income Fund	6,500	105,690
Duff & Phelps Utility and Corporate Bond Trust, Inc.	5,000	48,700
Eaton Vance Floating-Rate Income Plus Fund	12,500	215,625
Eaton Vance Floating-Rate Income Trust	14,200	209,734
Eaton Vance Limited Duration Income Fund	17,000	247,860
Eaton Vance Senior Floating-Rate Fund	11,500	169,050
Eaton Vance Senior Income Trust	25,000	163,750
First Trust High Income Long/Short Fund	4,900	81,095
First Trust Senior Floating Rate Income Fund II	12,000	166,080
Franklin Templeton Limited Duration Income Trust	17,500	215,425
Invesco Senior Income Trust	45,000	211,950
Nuveen Credit Strategies Income Fund	24,000	217,920
Nuveen Floating Rate Income Opportunity Fund	14,000	162,540
Nuveen Mortgage Opportunity Term Fund 2	4,000	90,200
Nuveen Senior Income Fund	50,000	337,500
Nuveen Short Duration Credit Opportunities Fund	15,500	268,770
Pioneer Floating Rate Trust	25,292	293,893
Putnam Master Intermediate Income Trust	10,500	51,135
Transamerica Income Shares, Inc	13,500	275,400
Voya Prime Rate Trust	40,000	225,200
Wells Fargo Advantage Income Opportunities Fund	20,000	178,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	11,000	199,650
Western Asset Income Fund	20,000	278,200

		5,171,949

Exchange Traded Funds - 26.1%
AdvisorShares Newfleet Multi-Sector Income ETF	20,000	987,600
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	4,000	106,320
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	6,500	169,715
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	4,000	101,520
iShares 0-5 Year High Yield Corporate Bond ETF	1,500	73,830
iShares iBoxx $ High Yield Corporate Bond ETF	8,500	773,415
Market Vectors Fallen Angel High Yield Bond ETF	6,000	166,560
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	657,990
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	11,250	1,143,563
PIMCO Investment Grade Corporate Bond Index ETF	2,500	258,475
PowerShares Senior Loan Portfolio	12,000	290,160
SPDR Barclays Capital High Yield Bond ETF	19,000	749,360
SPDR Barclays Capital Short Term High Yield Bond ETF	42,000	1,232,280
SPDR Barclays Issuer Scored Corporate Bond ETF	2,000	65,280

		6,776,068

Money Market Funds - 0.1%
Fidelity Institutional Money Market Portfolio	30,536	30,536

TOTAL INVESTMENT COMPANIES		11,978,553

TOTAL INVESTMENTS - 98.5% (cost $25,794,722)		25,620,320
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		399,513

Net Assets - 100.0%		$26,019,833

Cost for federal income tax purposes $25,794,722.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$273,569
Excess of tax cost over value	447,971

Net Appreciation	($174,402)

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS - 89.6%
Consumer Discretionary - 18.3%
Adidas AG	4,300	$176,730
Advance Auto Parts, Inc.	950	135,850
Bayerische Motoren Werke (BMW) AG	4,000	157,720
Bed Bath & Beyond, Inc.*	2,200	155,012
Brinker International, Inc.	2,300	127,351
Carnival Corporation	3,400	149,498
Delphi Automotive PLC	3,000	249,000
Dollar Tree, Inc.*	1,800	137,538
DreamWorks Animation SKG, Inc.*	4,600	119,876
D.R. Horton, Inc.	5,600	142,240
Esprit Holdings Ltd.*	40,000	77,800
Ethan Allen Interiors, Inc.	3,600	87,192
Fiat Chrysler Automobiles NV*	11,000	162,250
G-III Apparel Group Ltd.*	1,400	155,652
Grupo Televisa S.A.B.	4,400	160,204
Hilton Worldwide Holdings, Inc.*	5,400	156,384
Home Depot, Inc.	1,500	160,470
Honda Motor Co., Ltd.	4,800	160,944
ITV plc	3,300	128,634
Las Vegas Sands Corp.	2,600	137,488
Malibu Boats, Inc. Class A*	9,000	190,530
Melco Crown Entetainment Ltd.	3,500	71,470
New Oriental Education & Technology Group, Inc.*	8,100	207,279
Nissan Motor Co., Ltd.	8,500	176,375
Nordstrom, Inc.	2,000	151,120
Scripps Networks Interactive, Inc.	1,700	118,762
Television Broadcasts Limited	12,000	79,680
Tempur-Pedic International, Inc.*	2,500	152,275
Twenty-First Century Fox, Inc. - Class A	5,400	184,032
2U, Inc.*	5,600	149,016
Under Armour, Inc.*	2,200	170,610
Vista Outdoor, Inc.	2,000	87,520
Vivendi SA	6,700	165,892
Volkswagon AG	2,800	142,296
Walt Disney Company	1,700	184,824
Wendy’s Company	12,000	121,440
Wynn Macau, Ltd.	3,200	65,779
Wynn Resorts Limited	950	105,517

		5,462,250

Consumer Staples - 4.8%
Ambev SA	15,500	98,115
Bunge Ltd.	2,300	198,651
Coca-Cola Enterprises, Inc.	3,000	133,230
CVS Health Corporation	1,500	148,935
Energizer Holdings, Inc.	500	68,310
Ingredion, Inc.	1,700	134,980
Lorillard, Inc.	2,000	139,720

Orkla ASA	20,500	159,900
PepsiCo, Inc.	1,400	133,168
Unilever PLC	2,500	109,550
Wal-Mart Stores, Inc.	1,400	109,270

		1,433,829

Energy - 5.8%
Anadarko Petroleum Corporation	1,550	145,855
Apache Corporation	1,600	109,440
Baker Hughes, Inc.	2,100	143,766
ConocoPhillips	2,000	135,840
Halliburton Company	2,100	102,795
Helmerich & Payne, Inc.	1,000	77,970
Koninklijke Vopak NV	900	46,953
Marathon Oil Corporation	3,500	108,850
Noble Energy, Inc.	2,200	111,584
Noble Corporation	3,000	51,930
Occidental Petroleum Corporation	1,200	96,120
Phillips 66	2,550	202,241
Schlumberger Ltd.	1,500	141,915
Spectra Energy Corp.	3,500	130,375
Weatherford International Ltd.*	9,800	142,590

		1,748,224

Financials - 19.9%
AEGON N.V.	20,426	160,957
Allstate Corporation	1,450	101,007
American International Group, Inc.	2,100	118,209
Ameriprise Financial, Inc.	1,350	169,128
AXA SA	4,500	113,310
Barclays PLC	9,500	149,530
Berkshire Hathaway, Inc. Class B*	1,200	169,452
BNP Paribas S.A.	5,450	170,858
BofI Holding , Inc.*	1,900	174,439
Brown & Brown, Inc.	4,000	127,800
CK Hutchison Holdings Limited	7,900	171,746
Chubb Corporation	1,300	127,855
Credit Suisse Group AG	6,453	166,294
Discover Financial Services	2,000	115,940
Eaton Vance Corp.	3,400	139,672
Everest Re Group Ltd.	1,000	178,910
Federated Investors, Inc.	4,900	168,560
Franklin Resources, Inc.	2,400	123,744
Goldman Sachs Group, Inc.	950	186,599
Hang Lung Group Limited	14,000	74,200
Hang Lung Properties Limited	25,000	84,750
Hartford Financial Services Group, Inc.	4,500	183,465
ICICI Bank Limited	16,000	174,880
ING Groep N.V.*	13,000	199,160
Intesa Sanpaolo S.p.A.	8,400	169,596
Invesco Ltd.	3,800	157,396
KB Financial Group, Inc.*	3,000	114,390
Lincoln National Corporation	2,000	112,980
MetLife, Inc.	3,300	169,257
Mitsubishi UFJ Financial Group, Inc.	22,000	156,200
Montpelier Re Holdings Ltd.	4,000	152,440
NASDAQ OMX Group, Inc.	3,600	175,068
PRA Group, Inc.*	3,000	164,325

Principal Financial Group, Inc.	3,500	178,920
Prudential Financial, Inc.	1,800	146,880
Reinsurance Group of America, Inc.	2,700	247,374
UBS AG*	1,400	28,098
Validus Holdings, Ltd.	3,200	133,856
Wells Fargo & Company	2,800	154,280
White Mountains Insurance Group Ltd.	190	128,434

		5,939,959

Health Care - 6.3%
Abbott Laboratories	1,500	69,630
AbbVie, Inc.	1,500	96,990
Actavis plc*	532	150,482
Alere, Inc.*	4,500	213,660
Amgen, Inc.	1,200	189,492
Hill-Rom Holdings, Inc.	3,000	149,820
Jazz Pharmaceuticals Plc*	1,300	232,310
Johnson & Johnson	1,300	128,960
Novartis AG	1,700	173,060
Teva Pharmaceutical Industries Ltd.	3,000	181,260
Thermo Fisher Scientific, Inc.	1,250	157,100
UnitedHealth Group, Inc.	1,300	144,820

		1,887,584

Industrials - 11.2%
ABB Limited*	5,100	111,027
ADT Corporation	2,300	86,480
Babcock & Wilcox Company	6,000	193,920
Boeing Company	1,200	172,008
CNH Industrial NV*	10,718	93,461
CSX Corporation	4,000	144,360
FedEx Corporation	1,100	186,527
Ferrovial S.A.	2,100	47,164
Flowserve Corporation	1,300	76,089
Graco, Inc.	1,500	107,430
Hillenbrand, Inc.	3,600	105,804
Kaman Corporation	3,800	158,498
Koninklijke Philips Electronics N.V.	4,950	141,620
NIDEC CORPORATION	3,650	68,146
Orbital ATK, Inc.	1,000	73,160
Old Dominion Freight Line, Inc.*	2,000	142,260
Orion Marine Group, Inc.*	10,400	87,568
Owens Corning, Inc.*	3,400	131,444
Regal Beloit Corporation	450	35,190
Ritchie Bros. Auctioneers, Inc.	5,000	126,450
Siemens AG	1,400	152,306
Smiths Group plc	8,800	154,088
Standex International Corporation	2,100	169,827
Stericycle, Inc.*	1,200	160,116
Trinity Industries, Inc.	3,100	83,979
United Continental Holdings, Inc.*	1,500	89,610
United Technologies Corporation	1,200	136,500
USG Corporation*	4,300	114,122

		3,349,154

Information Technology - 14.6%
Activision Blizzard, Inc.	7,000	159,705
Applied Materials, Inc.	8,300	164,257
ARM Holdings plc	3,500	178,465

Avago Technologies Ltd.	2,300	268,824
Broadcom Corporation	3,300	145,877
Cavium, Inc.*	3,000	194,370
Cisco Systems, Inc.	6,800	196,044
Citrix Systems, Inc.*	1,700	114,172
Corning, Inc.	9,200	192,556
EMC Corporation	5,600	150,696
Gemalto NV	1,300	60,047
International Business Machines, Inc.	500	85,645
Jabil Circuit, Inc.	4,600	103,592
Lam Research Corporation*	3,100	234,298
MasterCard, Inc.	2,150	193,952
NetEase, Inc.	1,700	217,923
NICE Systems Limited	2,650	158,603
NXP Semiconductors NV*	3,300	317,196
Proofpoint, Inc.*	3,500	188,930
SAP SE	2,300	174,087
Symantec Corporation	6,000	149,550
Total System Services, Inc.	3,500	138,460
United Internet AG	3,500	157,745
Visa, Inc.	1,600	105,680
VMware, Inc.*	1,400	123,340
WNS Holdings Ltd.*	7,900	190,627

		4,364,641

Materials - 6.7%
Albemarle Corporation	1,800	107,460
Alcoa, Inc.	9,500	127,490
BASF SE	1,600	154,160
Crown Holdings, Inc.*	2,650	143,789
Ferro Corporation*	9,900	133,551
International Paper Company	3,400	182,648
Lafarge SA	8,600	156,021
Linde AG	7,900	154,998
Methanex Corporation	3,000	180,630
PolyOne Corporation	5,000	195,250
Silgan Holdings, Inc.	2,000	107,740
Syngenta AG ADS	950	63,688
The Mosaic Company	2,600	114,400
Vulcan Materials Company	2,100	179,592

		2,001,417

Telecommunication Services - 2.0%
China Mobile Limited	2,100	150,003
Colt Group S.A.*	77,400	177,246
8 x 8, Inc.*	15,000	130,950
Telecom Italia S.p.A.*	12,800	150,400

		608,599

TOTAL COMMON STOCKS		26,795,657

INVESTMENT COMPANIES - 9.7%
Business Development Companies - 0.6%
American Capital, Ltd.*	12,400	187,116

Exchange Traded Funds - 8.4%
iShares Europe ETF	3,250	149,760
iShares India 50 ETF	2,000	58,620
iShares MSCI Austria Capped ETF	2,600	43,862

iShares MSCI Belgium Capped ETF	3,200	55,840
iShares MSCI Brazil Capped ETF	1,500	54,315
iShares MSCI EAFE Value ETF	2,700	149,526
iShares MSCI Emerging Markets Value ETF	2,250	108,405
iShares MSCI France ETF	4,500	122,220
iShares MSCI Germany ETF	1,900	56,278
iShares MSCI Germany Small-Cap ETF	1,150	46,736
iShares MSCI India ETF	2,000	58,770
iShares MSCI Indonesia ETF	2,000	49,520
iShares MSCI Italy Capped ETF	6,900	105,363
iShares MSCI Philippines ETF	2,000	80,560
iShares MSCI South Korea Capped ETF	850	51,995
iShares MSCI Spain Capped ETF	2,700	96,984
iShares MSCI Switzerland Capped ETF	1,350	46,629
iShares MSCI Thailand Capped ETF	850	66,963
iShares MSCI United Kingdom Small-Cap ETF	1,100	44,902
Market Vectors Indonesia Index ETF	2,500	56,025
Market Vectors Vietnam Index ETF	3,800	68,514
Schwab International Equity ETF	5,400	169,830
Schwab International Small-Cap Equity ETF	4,650	147,173
Vanguard FTSE All World ex-U.S. ETF	3,500	178,640
Vanguard FTSE Emerging Markets ETF	3,500	153,545
Vanguard FTSE Europe ETF	3,000	169,560
WisdomTree Europe SmallCap Dividend Fund	1,850	109,169

		2,499,704

Money Market Funds - 0.7%
Fidelity Institutional Money Market Portfolio	213,748	213,748

TOTAL INVESTMENT COMPANIES		2,900,568

LIMITED PARTNERSHIPS - 0.6%
Financials - 0.6%
Carlyle Group LP	5,700	172,083

TOTAL LIMITED PARTNERSHIPS		172,083

TOTAL INVESTMENTS - 99.9% (cost $21,704,066)		29,868,308
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		22,087

Net Assets - 100.0%		$29,890,395

Cost for federal income tax purposes $21,704,066.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$8,694,105
Excess of tax cost over value	529,863

Net Appreciation	$8,164,242

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2015

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Growth Funds - 34.7%
API Efficient Frontier Growth Fund*	967,104	$14,912,747

Income Funds - 30.5%
API Efficient Frontier Capital Income Fund	278,788	13,114,189

Money Market Funds - 0.5%
Fidelity Institutional Money Market Portfolio	225,097	225,097

Value Funds - 34.4%
API Efficient Frontier Value Fund*	785,521	14,807,065

TOTAL INVESTMENTS - 100.1% (cost $23,048,496)		43,059,098
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(43,247)

Net Assets - 100.0%		$43,015,851

Cost for federal income tax purposes $23,401,942.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$19,657,156
Excess of tax cost over value	—

Net Appreciation	$19,657,156

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,604,927	$—	$—	$34,604,927
Corporate Bonds & Notes	—	497,876	—	497,876
Investment Companies	—	4,498,684	—	4,498,684
Preferred Stocks	97,600	—	—	97,600

Total	$34,702,527	$4,996,560	$—	$39,699,087

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$70,530,460	$—	$—	$70,530,460
Investment Companies	8,796,172	—	—	8,796,172

Total	$79,326,632	$—	$—	$79,326,632

Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$207,723,277	$—	$—	$207,723,277
Convertible Securities	—	1,404,000	—	1,404,000
Corporate Bonds & Notes	—	325,868,686	—	325,868,686
Investment Companies	297,437,961	—	—	297,437,961
Preferred Stocks	15,368,896	—	—	15,368,896

Total	$520,530,134	$327,272,686	$—	$847,802,820

Core Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Corporate Bonds & Notes	$—	$13,641,767	$—	$13,641,767
Investment Companies	11,978,553	—	—	11,978,553

Total	$11,978,553	$13,641,767	$—	$25,620,320

Value Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$26,795,657	$—	$—	$26,795,657
Investment Companies	2,900,568	—	—	2,900,568
Limited Partnerships	172,083	—	—	172,083

Total	$29,868,308	$—	$—	$29,868,308

Master Allocation Fund

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Investment Companies	$43,059,098	$—	$—	$43,059,098

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 22, 2015

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: June 22, 2015